CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Net Income (Loss) Attributable to Parent [Abstract]
Net income	$ 146,910		$ 115,598		$ 334,348	$ 232,252
Other comprehensive income, net of tax:
Currency translation adjustment	(8,985)	$ (32,040)	(10,638)	$ 15,500	(41,025)	4,862
(Loss) / gain on cash flow hedge	(4,112)	9,084	14,006	(3,858)	4,972	10,148
Total comprehensive income	$ 133,813	$ 164,482	$ 118,966	$ 128,296	$ 298,295	$ 247,262